UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSR

Investment Company Act file number	811-05970

Cash Account Trust

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-7190

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and Address of Agent for Service)

Date of fiscal year end:	4/30

Date of reporting period:	4/30/2010

ITEM 1.	REPORT TO STOCKHOLDERS
  APRIL 30, 2010

Annual Report to Shareholders

Tax-Exempt Portfolio DWS Tax-Exempt Cash Institutional Shares Fund #148 Tax-Exempt Cash Managed Shares Fund #248

Contents

3 Portfolio Management Review

7 Information About Your Portfolio's Expenses

9 Portfolio Summary

10 Investment Portfolio

25 Financial Statements

29 Financial Highlights

31 Notes to Financial Statements

39 Report of Independent Registered Public Accounting Firm

40 Tax Information

41 Summary of Management Fee Evaluation by Independent Fee Consultant

46 Board Members and Officers

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit www.dws-investments.com. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, this share price isn't guaranteed and you could lose money by investing in the Portfolio. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the Portfolio's $1.00 share price. The credit quality of the Portfolio's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Portfolio's share price. The Portfolio's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares of the Portfolio may have a significant adverse effect on the share prices of all classes of shares of the Portfolio. See the prospectus for specific details regarding the Portfolio's risk profile.

The Portfolio's policies and procedures for voting proxies for portfolio securities and information about how the Portfolio voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the Portfolio's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the US, represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Portfolio Management Review

Market Overview

The views expressed in the following discussion reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team's views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results. Current and future portfolio holdings are subject to risk.

During 2009, it became increasingly clear that a series of unprecedented initiatives by the US Federal Reserve Board (the Fed) and the US Treasury had markedly improved investor sentiment and the overall tone of the financial markets. Liquidity was gradually restored in the short end of the money market yield curve as yield spreads returned to more accustomed levels and credit markets functioned more efficiently.1,2 In line with the recovery in the markets in 2009, short-term interest rates declined steadily and substantially. The US economy continued to improve as we saw the beginnings of a turnaround for employment, consumer confidence and the housing market.

At the end of the first quarter of 2010, the money market yield curve began to change configuration as — for the first time in 12 months — short-term money market rates rose across the board. The increase in rates came largely in response to Congress' raising of the nation's debt ceiling and political and budgetary concerns within the Eurozone, especially in Greece.3 The rise in money market yields was fairly slight, but it seemed to many observers that these rates — which had been extremely low for an extended period — were normalizing somewhat.

Positive Contributors to Portfolio Performance

We were able to maintain a competitive yield for the Tax-Exempt Portfolio during the period. (All performance is historical and does not guarantee future results. Yields fluctuate and are not guaranteed.)

During the second half of 2009, we sought to balance higher yield with top quality by maintaining a strong position in floating-rate securities as we took advantage of comparatively higher floating-rate interest coupons.4 (The interest rate of floating-rate securities adjusts periodically based on indices such as the Securities Industry and Financial Market Association Index of Variable Rate Demand Notes.5 Because the interest rates of these instruments adjust as market conditions change, they provide flexibility in an uncertain interest rate environment.) We also purchased short-term commercial paper in 2009 and kept average maturity in line with the Portfolio's peers in order to maintain a competitive yield.6 However, for much of 2010 we have chosen to considerably shorten the Portfolio's average maturity and increase liquidity, due to increased concerns over credit quality.7

Negative Contributors to Portfolio Performance

The types of securities that we were investing in tended to have lower yields than issues carrying more risk. We preferred to be cautious during a time of market uncertainty. In the end, this cost the Portfolio some yield, but we believe that this represented a prudent approach to preserving principal.

Outlook and Positioning

Though money market yields have risen slightly in the first four months of 2010, we continue to foresee an artificially low interest rate environment in the near term because of declining money market supply and a large number of money market issues maturing with principal needing to be reinvested. The market is awaiting the removal of the "extended period" (of near-zero short-term rates) language from the Federal Open Market Committee's public statements for a clear signal that the Fed's rate policy is changing in response to an improving US economy.

Another factor that should influence yield levels going forward is the amendments to the money market rules (Rule 2a-7) by the Securities & Exchange Commission (SEC) being phased in from May through December 2010. The amendments cover a number of areas, including portfolio average maturity, liquidity requirements and portfolio operations. We believe that these regulations will tend to steepen the money market yield curve (i.e., steadily higher yields for longer maturities) as more funds maintain shorter average maturity in line with the amendments.

We continue our insistence on the highest credit quality within the Portfolio. We currently plan to maintain our conservative investment strategies and standards. We continue to apply a careful approach to investing and to seek competitive tax-exempt yield for our shareholders.

Portfolio Performance (as of April 30, 2010)

Performance is historical and does not guarantee future results. Current performance may be lower or higher than the performance data quoted.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, this share price isn't guaranteed and you could lose money by investing in money market funds. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the Portfolio's $1.00 share price. The credit quality of the Portfolio's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Portfolio's share price. The Portfolio's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares of a Portfolio may have a significant adverse effect on the share prices of all classes of shares of that Portfolio.

7-Day Current Yield
DWS Tax-Exempt Cash Institutional Shares	.16%
(Equivalent Taxable Yield)	.25%*
Tax-Exempt Cash Managed Shares	.01%**
(Equivalent Taxable Yield)	.02%*

Yields are historical, will fluctuate and do not guarantee future performance. The 7-day current yield refers to the income paid by the portfolio over a 7-day period expressed as an annual percentage rate of the portfolio's shares outstanding. For the most current yield information, visit our Web site at www.dws-investments.com.

* The equivalent taxable yield allows you to compare with the performance of taxable money market funds. For the Tax-Exempt Portfolio, the equivalent taxable yield is based upon the marginal income tax rate of 35%. Income may be subject to local taxes and for some investors, the alternative minimum tax.

** The investment advisor has agreed to voluntarily waive fees/reimburse expenses. This waiver may be changed or terminated at any time without notice. Otherwise, the 7-day current yield would have been -0.03% for DWS Tax-Exempt Cash Managed Shares as of April 30, 2010.

1 "Spread" refers to the excess yield various fixed-income or money market securities or sectors offer over each other at similar maturities. When spreads widen, yield differences are increasing between securities in the two sectors being compared. When spreads narrow, the opposite is true.

2 The yield curve is a graphical representation of how yields on bonds of different maturities compare. Normally, yield curves slant up, as bonds with longer maturities typically offer higher yields than short-term bonds.

3 The Eurozone refers to a currency union among the European Union member states that have adopted the euro as their sole currency.

4 Coupon — the interest rate on a bond the issuer (in the case of mortgage-backed securities, the government) promises to pay to the holder of the bond until maturity, expressed as an annual percentage of face value. As an example, a bond with a 10% coupon would pay $100 on $1,000 of the face amount each year.

5 The Securities Industry and Financial Market Association Index of Variable Rate Demand Notes is a weekly high-grade market index consisting of seven-day, tax-exempt, variable-rate demand notes produced by Municipal Market Data Group. Actual issues are selected from Municipal Market Data's database of more than 10,000 active issues.

6 Commercial paper refers to an unsecured, short-term debt instrument issued by a corporation with a fixed maturity of one to 270 days.

7 Credit quality or credit ratings — a measure of a bond issuer's ability to repay interest and principal in a timely manner. Rating agencies assign letter designations such as AAA, AA and so forth. The lower the rating, the higher the probability of default.

Information About Your Portfolio's Expenses

As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Portfolio limited these expenses; had it not done so, expenses would have been higher for the Tax-Exempt Cash Managed Shares. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2009 to April 30, 2010).

The tables illustrate your Portfolio's expenses in two ways:

• Actual Portfolio Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in each Portfolio using each Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Portfolio Return. This helps you to compare each Portfolio's ongoing expenses (but not transaction costs) with those of other mutual funds using each Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended April 30, 2010
Actual Portfolio Return	DWS Tax-Exempt Cash Institutional Shares	Tax-Exempt Cash Managed Shares
Beginning Account Value 11/1/09	$ 1,000.00	$ 1,000.00
Ending Account Value 4/30/10	$ 1,000.73	$ 1,000.08
Expenses Paid per $1,000*	$ .99	$ 1.69
Hypothetical 5% Portfolio Return
Beginning Account Value 11/1/09	$ 1,000.00	$ 1,000.00
Ending Account Value 4/30/10	$ 1,023.80	$ 1,023.11
Expenses Paid per $1,000*	$ 1.00	$ 1.71

* Expenses are equal to the Portfolio's annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.

Annualized Expense Ratios
DWS Tax-Exempt Cash Institutional Shares	.20%
Tax-Exempt Cash Managed Shares	.34%

For more information, please refer to the Portfolio's prospectus.

Portfolio Summary

Tax-Exempt Portfolio

Asset Allocation (As a % of Investment Portfolio)	4/30/10	4/30/09

Municipal Investments Municipal Variable Rate Demand Notes	72%	79%
Municipal Bonds and Notes	28%	21%
	100%	100%
Weighted Average Maturity	4/30/10	4/30/09

Cash Account Trust — Tax-Exempt Portfolio	44 days	35 days
National Tax-Free Retail Money Fund Average*	31 days	27 days

* The Portfolio is compared to its respective iMoneyNet Category: National Tax-Free Retail Money Fund Average — Category consists of all national tax-free and municipal retail funds. Portfolio holdings of tax-free funds include Rated and Unrated Demand Notes, Rated and Unrated General Market Notes; Commercial Paper; Put Bonds — 6 months and less; Put Bonds — over 6 months; AMT Paper and Other Tax-Free Holdings.

Weighted average maturity, also known as effective maturity, is the weighted average of the bonds held by the Portfolio taking into consideration any maturity shortening features.

Asset allocation and weighted average maturity are subject to change.

For more complete details about the Portfolio's holdings, see pages 10-24. A quarterly Fact Sheet is available upon request.

Following the Portfolio's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. A complete list of the Portfolio's holdings is also posted on www.dws-investments.com from time to time. Please see the Portfolio's current prospectus for more information.

Investment Portfolio as of April 30, 2010

Tax-Exempt Portfolio

	Principal Amount ($)	Value ($)

Municipal Investments 99.5%
Alabama 0.5%
Pell City, AL, Special Care Facilities Financing Authority Revenue, Noland Health Services, Series A, 0.3%*, 12/1/2039, US Bank NA (a)	4,000,000	4,000,000
Tuscaloosa County, AL, Industrial Development Gulf Opportunity Zone, Hunt Refining Project, Series C, 0.4%*, 12/1/2027, JPMorgan Chase Bank (a)	10,000,000	10,000,000
		14,000,000
Arizona 1.8%
Arizona, Board of Regents, State University Systems Revenue, Series A, 0.25%*, 7/1/2034, Lloyds TSB Bank PLC (a)	1,200,000	1,200,000
Arizona, Health Facilities Authority Revenue, Catholic West, Series A, 0.27%*, 7/1/2035, JPMorgan Chase Bank (a)	7,600,000	7,600,000
Arizona, Salt River Pima-Maricopa Indian Community, 0.33%*, 10/1/2026, Bank of America NA (a)	3,275,000	3,275,000
Phoenix, AZ, Civic Improvement Corp., 0.28%, 6/3/2010	42,000,000	42,000,000
		54,075,000
California 4.1%
California, Clipper Tax-Exempt Certificate Trust, Series 2009-66, 144A, 0.33%*, 5/15/2030	15,000,000	15,000,000
California, State Kindergarten, Series A6, 0.26%*, 5/1/2034, Citibank NA and California State Teachers Retirement System (a)	1,900,000	1,900,000
California, Statewide Communities Development Authority, Multi-Family Housing Revenue:
Series 2680, 144A, 0.4%*, 5/15/2016, JPMorgan Chase Bank (a)	15,000,000	15,000,000
Series 2681, 144A, AMT, 0.55%*, 5/15/2018, JPMorgan Chase Bank (a)	10,000,000	10,000,000
California, Wells Fargo Stage Trust, Series 72C, 144A, 0.35%*, 8/15/2039	28,275,000	28,275,000
San Francisco, CA, City & County Airports Commission, International Airport Revenue, Series A-1, AMT, 0.31%*, 5/1/2030, JPMorgan Chase Bank (a)	10,000,000	10,000,000
Tustin, CA, Unified School District, Series 2007-336, 144A, 0.42%*, 9/1/2011, Bank of America NA (a)	44,760,000	44,760,000
		124,935,000
Colorado 2.5%
Colorado, Centerra Metropolitan District 1 Revenue, Refunding and Improvement, 0.65%*, 12/1/2029, Compass Bank (a)	14,945,000	14,945,000
Colorado, Educational & Cultural Facilities Authority Revenue, Fremont Christian School Project, 0.3%*, 6/1/2038, US Bank NA (a)	9,000,000	9,000,000
Colorado, Educational & Cultural Facilities Authority Revenue, National Jewish Federal Bond Program, Series A-6, 0.27%*, 2/1/2025, Bank of America NA (a)	4,595,000	4,595,000
Colorado, Goldsmith Metropolitan District, 0.72%*, 12/1/2034, Compass Bank (a)	5,270,000	5,270,000
Colorado, Health Facilities Authority Revenue, Bethesda Adult Communities, Series A, 0.3%*, 8/15/2034, LaSalle Bank NA (a)	8,740,000	8,740,000
Colorado, Housing & Finance Authority Revenue, Single Family, Series C-3, "I", AMT, 0.4%*, 5/1/2022	4,000,000	4,000,000
Colorado, Lowry Economic Redevelopment Authority Revenue, Series A, 0.65%*, 12/1/2020, Compass Bank (a)	6,405,000	6,405,000
Colorado, Meridian Village Metropolitan, RBC Municipal Products, Inc. Trust, Series C-11, 144A, 0.3%*, 12/1/2031, Royal Bank of Canada (a)	16,500,000	16,500,000
Denver, CO, 0.3%, 6/9/2010	8,500,000	8,500,000
		77,955,000
Connecticut 0.4%
Newtown, CT, Bond Anticipation Notes, 1.75%, 2/23/2011	11,900,000	12,039,412
Delaware 0.5%
Delaware, BB&T Municipal Trust, Series 5000, 144A, 0.45%*, 10/1/2028, Rabobank International (a)	14,740,054	14,740,054
District of Columbia 0.4%
District of Columbia, Center for Internships & Academic Revenue, 0.3%*, 7/1/2036, Branch Banking & Trust (a)	3,400,000	3,400,000
District of Columbia, Housing Finance Agency, Multi-Family Housing Revenue, Series R-433, 144A, AMT, 0.37%*, 12/1/2021	7,780,000	7,780,000
		11,180,000
Florida 5.9%
Alachua County, FL, Housing Finance Authority, Multi-Family Revenue, Santa Fe I Apartments, AMT, 0.35%*, 12/15/2038, Citibank NA (a)	3,850,000	3,850,000
Broward County, FL, Housing Finance Authority, Multi-Family Housing Revenue, Palms of Deerfield Beach, AMT, 0.35%*, 8/15/2038, Citibank NA (a)	1,950,000	1,950,000
Florida, BB&T Municipal Trust:
Series 1010, 144A, 0.37%*, 1/15/2019, Branch Banking & Trust (a)	7,040,000	7,040,000
Series 1029, 0.37%*, 7/1/2024, Branch Banking & Trust (a)	10,830,000	10,830,000
Series 1012, 144A, 0.37%*, 11/1/2024, Branch Banking & Trust (a)	9,870,000	9,870,000
Florida, Capital Trust Agency Housing Revenue, Atlantic Housing Foundation, Series A, 0.31%*, 7/15/2024	19,000,000	19,000,000
Florida, Development Finance Corp., Enterprise Board Program, Out of Door Academy, 0.31%*, 7/1/2038, Northern Trust Co. (a)	13,500,000	13,500,000
Florida, Gulf Coast University Financing Corp., Capital Improvement Revenue, Housing Project, Series A, 0.28%*, 2/1/2038, Wells Fargo Bank NA (a)	5,600,000	5,600,000
Florida, Housing Finance Corp., Multi-Family Revenue, Victoria Park, Series J-1, 0.3%*, 10/15/2032	8,920,000	8,920,000
Florida, Sunshine State Governmental Financing Commission Revenue, 0.41%*, 7/1/2016, Dexia Credit Local (a)	23,755,000	23,755,000
Highlands County, FL, Health Facilities Authority Revenue, Adventist Health Hospital, Series G, 0.3%*, 11/15/2035, Branch Banking & Trust (a)	8,000,000	8,000,000
Hillsborough County, FL, School Board, Certificates of Participation, Master Lease Program, Series A, 0.29%*, 7/1/2023, Wells Fargo Bank NA (a) (b)	13,200,000	13,200,000
Lee County, FL, Industrial Development Authority, Health Care Facilities Revenue, Hope Hospice Project, 0.31%*, 10/1/2027, Northern Trust Co. (a)	17,000,000	17,000,000
Orange County, FL, Health Facilities Authority Revenue, Adventist Health Sunbelt, 0.3%*, 11/15/2026, Wells Fargo Bank NA (a)	8,550,000	8,550,000
Palm Beach County, FL, Community Foundation, Palm Beach Project Revenue, 0.36%*, 3/1/2034, Northern Trust Co. (a)	4,750,000	4,750,000
Pinellas County, FL, Educational Facilities Authority Revenue, Barry University Project, 0.33%*, 10/1/2037, Bank of America NA (a)	9,340,000	9,340,000
Sarasota County, FL, Health Care Facilities Authority Revenue, Bay Village Project, 0.35%*, 12/1/2023, Bank of America NA (a)	2,500,000	2,500,000
Sarasota County, FL, Public Hospital District Revenue, Sarasota Memorial Hospital, Series B, 0.31%*, 7/1/2037, Bank of America NA (a)	7,500,000	7,500,000
Volusia County, FL, Housing Finance Authority, Multi-Family Housing Revenue, Cape Morris Cove Apartments, Series A, AMT, 0.34%*, 10/15/2042, JPMorgan Chase Bank (a)	6,140,000	6,140,000
		181,295,000
Georgia 1.5%
Atlanta, GA, Revenue Bond, Series 2008-3046X, 144A, 0.3%*, 7/1/2037 (b)	6,665,000	6,665,000
Fulton County, GA, Development Authority Revenue, Mount Vernon Presbyterian School, 0.3%*, 8/1/2035, Branch Banking & Trust (a)	2,700,000	2,700,000
Georgia, Municipal Electric Authority Power Revenue, Municipal Securities Trust Receipts, Series SGC-60, "A", 144A, 0.3%*, 1/1/2018 (b)	4,660,000	4,660,000
Georgia, Private Colleges & Universities Authority Revenue, Mercer University Project:
Series C, 0.3%*, 10/1/2031, Branch Banking & Trust (a)	8,695,000	8,695,000
Series A, 0.3%*, 10/1/2036, Branch Banking & Trust (a)	11,040,000	11,040,000
Georgia, State General Obligation, Series H-3, 0.3%*, 12/1/2026	9,094,000	9,094,000
Heard County, GA, Development Authority Pollution Control Revenue, Oglethorpe Power Corp., Hal B. Wansley Power Plant, Series A, 0.26%*, 1/1/2038, JPMorgan Chase Bank (a)	3,700,000	3,700,000
		46,554,000
Idaho 1.9%
Idaho, Housing & Finance Association, Single Family Mortgage:
Series B, AMT, 0.4%*, 7/1/2032	5,460,000	5,460,000
"I", Series A, AMT, 0.4%*, 7/1/2033	6,280,000	6,280,000
"I", Series B, AMT, 0.4%*, 7/1/2033	6,160,000	6,160,000
Idaho, Non-Profit Housing & Finance Association Facilities Revenue, College of Idaho Project, 0.29%*, 7/1/2030, US Bank NA (a)	4,950,000	4,950,000
Idaho, State Tax Anticipation Notes, 2.5%, 6/30/2010	35,000,000	35,120,288
		57,970,288
Illinois 10.8%
Channahon, IL, Morris Hospital Revenue, Series B, 0.26%*, 12/1/2032, US Bank NA (a)	1,195,000	1,195,000
Chicago, IL, Board of Education, Dedicated Revenues:
Series A-1, 0.31%*, 3/1/2026, Harris NA (a)	5,400,000	5,400,000
Series A-2, 0.31%*, 3/1/2026, Northern Trust Co. (a)	5,900,000	5,900,000
Chicago, IL, General Obligation, Series 2008-068, 144A, 0.45%*, 1/1/2022, Dexia Credit Local (a) (b)	11,525,000	11,525,000
Chicago, IL, Metropolitan Water Reclamation District, Greater Chicago:
Series 2008-051, 144A, 0.45%*, 12/1/2028	5,375,000	5,375,000
Series 2008-052, 144A, 0.45%*, 12/1/2035	25,145,000	25,145,000
Cook County, IL, Catholic Theological Union Project Revenue, 0.36%*, 2/1/2035, Harris NA (a)	6,000,000	6,000,000
Illinois, BB&T Municipal Trust, Series 5001, 144A, 0.45%*, 6/1/2020, Rabobank International (a)	18,749,484	18,749,484
Illinois, Development Finance Authority Revenue, Shelby Memorial Hospital Association, Inc., Series B-1, 0.37%*, 10/1/2029, Comerica Bank (a)	6,000,000	6,000,000
Illinois, Educational Facilities Authority Revenues:
0.28%, 6/10/2010	30,000,000	30,000,000
0.32%, 8/9/2010	20,200,000	20,200,000
Illinois, Educational Facilities Authority Revenues, University of Chicago:
Series B-1, 0.52%*, Mandatroy Put 8/12/2010 @ 100, 7/1/2036	9,500,000	9,499,319
Series B-2, 0.52%*, Mandatroy Put 8/26/2010 @ 100, 7/1/2036	8,600,000	8,600,000
Illinois, Finance Authority Industrial Development Revenue, Fitzpatrick Brothers, 0.31%*, 4/1/2033, Northern Trust Co. (a)	5,000,000	5,000,000
Illinois, Finance Authority Pollution Control Revenue, Commonwealth Edison Co., Series E, 144A, 0.32%*, 5/1/2021, JPMorgan Chase Bank (a)	8,305,000	8,305,000
Illinois, Finance Authority Revenue, "A", 144A, 0.3%*, 12/1/2042	5,445,000	5,445,000
Illinois, Finance Authority Revenue, Carle Foundation, Series C, 0.27%*, 2/15/2033, Northern Trust Co. (a)	1,800,000	1,800,000
Illinois, Finance Authority Revenue, Northwestern University:
Series B, 0.32%*, Mandatroy Put 3/1/2011 @ 100, 12/1/2046	15,000,000	15,000,000
Series C, 0.32%*, Mandatroy Put 3/1/2011 @ 100, 12/1/2046	10,000,000	10,000,000
Series A, 0.4%*, Mandatroy Put 3/1/2011 @ 100, 12/1/2034	30,000,000	30,000,000
0.4%*, Mandatroy Put 3/1/2011 @ 100, 12/1/2046	20,000,000	20,000,000
Illinois, Finance Authority Revenue, Rehabilitation Institute of Chicago, Series C, 0.27%*, 4/1/2039, Northern Trust Co. (a)	2,175,000	2,175,000
Illinois, Finance Authority Revenue, The Art Institution of Chicago:
Series B-1, 0.3%*, 9/1/2038, JPMorgan Chase Bank (a)	4,430,000	4,430,000
Series B-2, 0.3%*, 9/1/2038, Northern Trust Co. (a)	2,085,000	2,085,000
Illinois, Finance Authority Student Housing Revenue, CHF-Dekalb LLC Project, Series A, 0.35%*, 7/1/2038, Sovereign Bank FSB (a)	9,000,000	9,000,000
Illinois, Regional Transit Improvements, Series 2008-3043X, 144A, 0.33%*, 7/1/2026 (b)	6,665,000	6,665,000
Illinois, University of Illinois Revenue, "A", 144A, 0.31%*, 4/1/2035 (b)	14,300,000	14,300,000
Illinois, Wells Fargo Stage Trust, Series 50C, 144A, 0.3%*, 11/15/2035	9,110,000	9,110,000
Mundelein, IL, Industrial Development Revenue, MacLean Fogg Co. Project, AMT, 0.61%*, 1/1/2015, Northern Trust Co. (a)	6,500,000	6,500,000
Woodstock, IL, Multi-Family Housing Revenue, Willow Brooke Apartments, AMT, 0.35%*, 4/1/2042, Wells Fargo Bank NA (a)	28,000,000	28,000,000
		331,403,803
Indiana 0.4%
Indiana, Finance Authority Hospital Revenue, Community Foundation of Northwest Indiana, 0.29%*, 8/1/2029, Harris NA (a)	6,970,000	6,970,000
Indiana, State Development Finance Authority, Industrial Development Revenue, Enterprise Center VI Project, AMT, 0.43%*, 6/1/2022, LaSalle Bank NA (a)	800,000	800,000
Indiana, State Development Finance Authority, Industrial Development Revenue, Republic Services, Inc., 0.25%*, 11/1/2035, JPMorgan Chase Bank (a)	5,000,000	5,000,000
		12,770,000
Iowa 1.3%
Iowa, Finance Authority Revenue, Senior Revenue Anticipation Notes, Series A, 2.5%, 6/23/2010	36,000,000	36,101,340
Iowa, Finance Authority, Private College Revenue, Central College Project, 0.29%*, 10/1/2038, Wells Fargo Bank NA (a)	3,000,000	3,000,000
		39,101,340
Kansas 0.5%
Kansas, State Development Finance Authority, Multi-Family Revenue, Oak Ridge Park II Project, Series X, AMT, 0.4%*, 12/1/2036, US Bank NA (a)	3,650,000	3,650,000
Lenexa, KS, Revenue Bond, Series 2007-302, 144A, 0.32%*, 2/1/2012	12,045,000	12,045,000
		15,695,000
Kentucky 0.1%
Mason County, KY, Pollution Control Revenue, East Kentucky Power Corp., Inc., Series B-2, 1.1%*, 10/15/2014	4,000,000	4,000,000
Louisiana 0.5%
Louisiana, Public Facilities Authority Revenue, C-Port LLC Project, 0.33%*, 10/1/2028, Bank of America NA (a)	5,500,000	5,500,000
Louisiana, State Gas & Fuels Tax Revenue, Series A-1, 0.28%*, 5/1/2043, JPMorgan Chase Bank (a)	9,000,000	9,000,000
		14,500,000
Maine 0.6%
Maine, State Housing Authority Mortgage Purchase:
Series B, AMT, 0.3%*, 11/15/2041	15,000,000	15,000,000
Series E-1, 0.4%*, 11/15/2032	3,000,000	3,000,000
		18,000,000
Maryland 1.6%
Baltimore, MD, Municipal Securities Trust Receipts, SGA 152, "A", 144A, 0.33%*, 7/1/2020, Societe Generale (a) (b)	10,000,000	10,000,000
Maryland, BB&T Municipal Trust, Series 46, 144A, 0.31%*, 7/1/2016	3,845,000	3,845,000
Maryland, Health & Higher Education Facility, Series A, 0.25%, 5/17/2010	25,000,000	25,000,000
Maryland, State Health & Higher Educational Facilities Authority Revenue, Upper Chesapeake Hospital, Series B, 0.31%*, 1/1/2043, Branch Banking & Trust (a)	11,800,000	11,800,000
		50,645,000
Massachusetts 2.3%
Massachusetts, Health & Education University Revenue, 0.22%, 5/27/2010	10,000,000	10,000,000
Massachusetts, Macon Trust, Series 2007-310, 144A, 0.32%*, 6/15/2012, Bank of America NA (a)	7,335,000	7,335,000
Massachusetts, State Development Finance Agency Revenue, New Bedford Waste Services LLC, AMT, 0.37%*, 6/1/2021, Comerica Bank (a)	3,520,000	3,520,000
Massachusetts, State Development Finance Agency Revenue, YMCA of Greater Worcester, 0.3%*, 9/1/2041, TD Bank NA (a)	7,180,000	7,180,000
Massachusetts, State General Obligation, Series B, 0.3%*, 3/1/2026	5,000,000	5,000,000
Massachusetts, State Industrial Finance Agency Revenue, Groton School Issue, Series B, 0.3%*, 3/1/2028	8,095,000	8,095,000
Massachusetts, State Industrial Finance Agency Revenue, JHC Assisted Living Corp., Series A, 144A, 0.31%*, 12/1/2029, TD Bank NA (a)	4,875,000	4,875,000
Massachusetts, State Revenue Anticipation Notes, Series B, 144A, 2.5%, 5/27/2010	25,000,000	25,039,813
		71,044,813
Michigan 2.9%
Michigan, RBC Municipal Products, Inc. Trust, Series L-25, 144A, AMT, 0.33%*, 9/1/2033, Royal Bank of Canada (a)	66,745,000	66,745,000
Michigan, State Hospital Finance Authority Revenue, Ascension Health Senior Credit Group:
Series F-7, 0.39%*, 11/15/2047	11,200,000	11,200,000
Series F-6, 0.39%*, 11/15/2049	10,000,000	10,000,000
		87,945,000
Minnesota 1.7%
Coon Rapids, MN, Industrial Development Revenue, Kurt Manufacturing Project:
AMT, 0.35%*, 11/1/2027, US Bank NA (a)	5,000,000	5,000,000
AMT, 0.5%*, 11/1/2017, US Bank NA (a)	2,315,000	2,315,000
Minnesota, Barclays Capital Municipal Trust Receipts, Series 6W, 144A, AMT, 0.36%*, 1/1/2038	3,420,000	3,420,000
Minnesota, Regents of the University of Minnesota, 0.27%, 5/24/2010	6,387,000	6,387,000
Minnesota, State General Obligation, Prerefunded 6/1/2010 @ 100, 5.625%, 6/1/2019	3,000,000	3,013,030
Minnesota, State Housing Finance Agency, Residential Housing:
Series J, AMT, 0.32%*, 7/1/2033	7,500,000	7,500,000
Series C, AMT, 0.32%*, 1/1/2037	18,950,000	18,950,000
Series C, AMT, 0.32%*, 7/1/2048	5,000,000	5,000,000
		51,585,030
Mississippi 0.6%
Mississippi, Redstone Partners Floaters/Residuals Trust:
Series A, 144A, AMT, 0.47%*, 12/1/2047, Wachovia Bank NA (a)	7,995,000	7,995,000
Series C, 144A, AMT, 0.47%*, 12/1/2047, Wachovia Bank NA (a)	9,375,000	9,375,000
		17,370,000
Missouri 1.0%
Missouri, Bi-State Development Agency, Illinois Metropolitan District Revenue, Metrolink, Series A, 0.31%*, 10/1/2035, JPMorgan Chase Bank (a)	8,000,000	8,000,000
Missouri, State Health & Educational Facilities Authority Revenue, Lutheran Senior Services Project, 0.29%*, 2/1/2039, US Bank NA (a)	9,000,000	9,000,000
Platte County, MO, Industrial Development Authority Revenue, Complete Home Concepts, Series A, AMT, 0.35%*, 1/1/2039, Columbian Bank (a)	6,800,000	6,800,000
St Louis, MO, Airport Revenue, Series 004, 144A, 0.34%*, 7/1/2026, Dexia Credit Local (a) (b)	7,990,000	7,990,000
		31,790,000
Nebraska 0.1%
Omaha, NE, Public Power District Electric Revenue, Series R-11291, 144A, 0.31%*, 8/1/2012	2,480,000	2,480,000
Nevada 2.1%
Clark County, NV, General Obligation, Series 3489Z, 144A, 0.3%*, 1/1/2017	11,965,000	11,965,000
Clark County, NV, School District Building, Series A, 5.0%, 6/15/2010	20,800,000	20,909,961
Nevada, Housing Division, Multi-Unit Housing, Apache Project, Series A, AMT, 0.3%*, 10/15/2032	4,400,000	4,400,000
Nevada, Housing Division, Single Family Mortgage Revenue:
Series A, AMT, 0.45%*, 10/1/2039	14,700,000	14,700,000
Series B, AMT, 0.45%*, 4/1/2042	8,000,000	8,000,000
Nevada, State Director Department of Business & Industry, Nevada Cancer Institute Project, 0.33%*, 12/1/2033, Bank of America NA (a)	4,000,000	4,000,000
		63,974,961
New Jersey 0.1%
New Jersey, Economic Development Authority, Industrial Development Revenue, CST-Products LLC Project, AMT, 0.44%*, 4/1/2026, National Bank of Canada (a)	2,720,000	2,720,000
New Mexico 0.6%
New Mexico, Educational Assistance Foundation:
Series A-1, AMT, 0.33%*, 4/1/2034, Royal Bank of Canada (a)	10,000,000	10,000,000
Series A-2, AMT, 0.33%*, 4/1/2034, Royal Bank of Canada (a)	10,000,000	10,000,000
		20,000,000
New York 7.1%
Albany, NY, Industrial Development Agency, Civic Facility Revenue, Albany College of Pharmacy, Series A, 0.29%*, 7/1/2038, TD Bank NA (a)	2,230,000	2,230,000
Albany, NY, Industrial Development Agency, Civic Facility Revenue, The College of St. Rose, Series A, 0.26%*, 7/1/2037, Bank of America NA (a) (b)	1,700,000	1,700,000
Hempstead, NY, Industrial Development Agency Revenue, Series 92G, 144A, AMT, 0.31%*, 10/1/2045	22,300,000	22,300,000
Nassau County, NY, Interim Finance Authority Revenue, Series D-2, 0.31%*, 11/15/2015	5,000,000	5,000,000
New York, Liberty Development Corp. Revenue, World Trade Center Project, Series A, 0.5%*, Mandatroy Put 1/18/2011 @ 100, 12/1/2049	25,000,000	25,003,352
New York, State Dormitory Authority Revenues, State Supported Debt, City University of New York, Series C, 0.31%*, 7/1/2031, Bank of America NA (a)	3,300,000	3,300,000
New York, State Dormitory Authority, State Personal Income Tax Revenue, Series A, 3.0%, 2/15/2011	4,240,000	4,329,425
New York, State Housing Finance Agency Revenue, Capitol Green Apartments, Series A, AMT, 0.33%*, 5/15/2036	2,800,000	2,800,000
New York, State Housing Finance Agency Revenue, Helena Housing:, Series A, AMT, 0.32%*, 5/15/2036	9,450,000	9,450,000
New York, State Mortgage Agency, Homeowner Mortgage Revenue:
Series 142, AMT, 0.28%*, 10/1/2037	5,800,000	5,800,000
Series 144, AMT, 0.3%*, 10/1/2037	8,000,000	8,000,000
Series 157, 0.3%*, 4/1/2047	10,000,000	10,000,000
New York, State Urban Development Corp. Revenue, Barclays Capital Municipal Trust Receipts, Series 6W-D, 144A, 0.27%*, 3/15/2037	2,600,000	2,600,000
New York, Triborough Bridge & Tunnel Authority Revenues, Series B-4, 0.31%*, 1/1/2032	4,000,000	4,000,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Second Generation Resolution, Series AA-3, 0.33%*, 6/15/2032	11,850,000	11,850,000
Oyster Bay, NY, Bond Anticipation Notes, 1.5%, 3/11/2011	35,000,000	35,360,111
Port Authority of New York & New Jersey: 144A, 0.33%, 7/7/2010	10,000,000	10,000,000
Series 162, 0.35%, 9/15/2010	10,000,000	10,000,000
Suffolk County, NY, Tax Anticipation Notes, 2.0%, 8/12/2010	45,000,000	45,210,465
		218,933,353
North Carolina 5.6%
Cleveland County, NC, Industrial Facilities & Pollution Control Financing Authority, Curtiss-Wright Flight Systems, AMT, 0.35%*, 11/1/2023, Bank of America NA (a)	8,400,000	8,400,000
North Carolina, BB&T Municipal Trust:
Series 1027, 144A, 0.37%*, 3/1/2016, Branch Banking & Trust (a)	11,085,000	11,085,000
Series 1032, 0.37%*, 1/7/2024, Branch Banking & Trust (a)	12,310,000	12,310,000
Series 1008, 144A, 0.37%*, 3/1/2024, Branch Banking & Trust (a)	6,065,000	6,065,000
Series 1011, 144A, 0.37%*, 4/1/2024, Branch Banking & Trust (a)	7,945,000	7,945,000
Series 1024, 144A, 0.37%*, 5/31/2024, Branch Banking & Trust (a)	5,105,000	5,105,000
Series 1009, 144A, 0.37%*, 6/1/2024, Branch Banking & Trust (a)	17,795,000	17,795,000
Series 1025, 144A, 0.37%*, 6/1/2024, Branch Banking & Trust (a)	11,300,000	11,300,000
North Carolina, Capital Educational Facilities Finance Agency Revenue, High Point University Project:
0.3%*, 12/1/2028, Branch Banking & Trust (a)	5,700,000	5,700,000
0.3%*, 5/1/2030, Branch Banking & Trust (a)	4,500,000	4,500,000
North Carolina, Capital Facilities Finance Agency, Educational Facilities Revenue, Salem Academy & College Project, 0.3%*, 8/1/2030, Branch Banking & Trust (a)	7,170,000	7,170,000
North Carolina, Capital Facilities Finance Agency, Educational Facilities Revenue, Campbell University, 0.3%*, 10/1/2034, Branch Banking & Trust (a)	5,925,000	5,925,000
North Carolina, Capital Facilities Finance Agency, Exempt Facilities Revenue, Republic Services, Inc., 0.31%*, 7/1/2034, Bank of America NA (a)	5,000,000	5,000,000
North Carolina, Charlotte-Mecklenburg Hospital Authority, Carolinas Health Care Systems Revenue:
Series B, 0.27%*, 1/15/2026	5,000,000	5,000,000
Series H, 0.27%*, 1/15/2045, Wells Fargo Bank NA (a)	15,000,000	15,000,000
North Carolina, Medical Care Commission, Health Care Facilities Revenue, First Mortgage Deerfield, Series B, 0.3%*, 11/1/2038, Branch Banking & Trust (a)	10,035,000	10,035,000
North Carolina, Piedmont Triad Airport Authority Revenue:
Series A, 0.33%*, 7/1/2032, Branch Banking & Trust (a)	3,450,000	3,450,000
Series B, AMT, 0.35%*, 7/1/2029, Branch Banking & Trust (a)	3,845,000	3,845,000
North Carolina, State Education Assistance Authority Revenue, Student Loan:
Series A-2, AMT, 0.33%*, 9/1/2035, Royal Bank of Canada (a)	9,000,000	9,000,000
Series 5, AMT, 0.35%*, 9/1/2035, Branch Banking & Trust (a)	15,990,000	15,990,000
University of North Carolina Revenues, Series R-11292, 144A, 0.31%*, 12/1/2015	3,070,000	3,070,000
		173,690,000
Ohio 1.6%
Akron, Bath & Copley, OH, Joint Township Hospital District Revenue, Health Care Facility, Summner Project, 0.33%*, 12/1/2032, KBC Bank NV (a)	5,050,000	5,050,000
Ohio, Cleveland Clinic Health System, 0.27%, 7/8/2010	15,000,000	15,000,000
Columbus, OH, Regional Airport Authority Revenue, Pooled Financing Program, Series A, 0.3%*, 1/1/2030, US Bank NA (a)	4,020,000	4,020,000
Ohio, Clipper Tax-Exempt Certificate Trust, Certificate of Participation, Series 2009-28, 144A, AMT, 0.42%*, 3/1/2035	4,052,000	4,052,000
Ohio, Redstone Partners Floaters/Residuals Trust, Housing Finance Authority:
Series C, 144A, 0.47%*, 6/1/2048, Wachovia Bank NA (a)	9,780,000	9,780,000
Series D, 144A, AMT, 0.47%*, 6/1/2048, Wachovia Bank NA (a)	4,340,000	4,340,000
Ohio, State Housing Finance Authority Revenue, Series 2008-3308, 144A, AMT, 0.37%*, 3/1/2033	8,392,000	8,392,000
		50,634,000
Oklahoma 0.5%
Oklahoma, Development Finance Authority, Continuing Care Retirement, Inverness Village Project, Series A, 0.32%*, 1/1/2042, KBC Bank NV (a)	15,670,000	15,670,000
Oregon 0.7%
Oregon, State Veterans Welfare:
Series 85, 0.25%*, 6/1/2041	5,775,000	5,775,000
Series B, 0.27%*, 12/1/2045	2,700,000	2,700,000
Salem, OR, Hospital Facility Authority Revenue, Capital Manor, Inc. Project:
0.33%*, 5/1/2034, Bank of America NA (a)	8,680,000	8,680,000
0.33%*, 5/1/2037, Bank of America NA (a)	5,415,000	5,415,000
		22,570,000
Pennsylvania 4.7%
Adams County, PA, Industrial Development Authority Revenue, Brethren Home Community Project, 0.34%*, 6/1/2032, PNC Bank NA (a)	7,525,000	7,525,000
Allegheny County, PA, RBC Municipal Products, Inc. Trust Certificates, Series E-16, 144A, 0.3%*, 4/15/2039, Royal Bank of Canada (a)	10,000,000	10,000,000
Butler County, PA, General Authority Revenue, New Castle Area School District, Series A, 0.29%*, 3/1/2029, PNC Bank NA (a)	3,035,000	3,035,000
Cumberland County, PA, Municipal Authority Revenue, Asbury Pennsylvania Obligation Group, 0.3%*, 1/1/2043, KBC Bank NV (a)	3,855,000	3,855,000
Monroe County, PA, Hospital Authority Revenue, Stars-Pocono Medical Center, Series B, 0.3%*, 1/1/2032, PNC Bank NA (a) (b)	10,310,000	10,310,000
Pennsylvania, BB&T Municipal Trust, Series 1, 0.31%*, 9/15/2015	8,530,000	8,530,000
Pennsylvania, Economic Development Financing Authority, 144A, 0.45%, 9/1/2010	10,000,000	10,000,000
Pennsylvania, RBC Municipal Products, Inc. Trust Certificates, Bethlehem Area School, Series E-12, 144A, 0.31%*, 1/5/2012, Royal Bank of Canada (a)	5,000,000	5,000,000
Pennsylvania, State Tax Anticipation Notes, 1.5%, 6/30/2010	50,000,000	50,098,842
Pennsylvania, University of Pittsburgh, Commonwealth Systems of Higher Education, Panthers-Pitt Asset Notes, 144A, 5.0%, 8/1/2010	25,475,000	25,764,075
Philadelphia, PA, Redstone Partners Floaters/Residuals Trust, Series B, 144A, AMT, 0.47%*, 4/1/2048, Wachovia Bank NA (a)	8,970,000	8,970,000
		143,087,917
South Carolina 1.1%
Greenwood County, SC, Exempt Facility Industrial Revenue, Fuji Photo Film Project, AMT, 0.38%*, 9/1/2011	10,300,000	10,300,000
South Carolina, BB&T Municipal Trust, Series 1013, 144A, 0.37%*, 1/1/2020, Branch Banking & Trust (a)	6,065,000	6,065,000
South Carolina, Jobs Economic Development Authority Revenue, Community YMCA of Rock Hill Project, 0.33%*, 11/1/2024, Bank of America NA (a)	2,900,000	2,900,000
South Carolina, Jobs Economic Development Authority Revenue, Goodwill Industries of Upper South Carolina, Inc. Project, 0.3%*, 9/1/2028, Branch Banking & Trust (a)	6,175,000	6,175,000
South Carolina, Jobs Economic Development Authority, Hospital Revenue, CareAlliance Health, Series B, 0.29%*, 8/15/2037, Wells Fargo Bank NA (a) (b)	9,900,000	9,900,000
		35,340,000
South Dakota 1.3%
South Dakota, Conservancy District Revenue, State Revolving Fund Program, 0.34%*, 8/1/2029	30,000,000	30,000,000
South Dakota, Economic Development Finance Authority, Industrial Development Revenue, Wilson Trailer Project, 144A, AMT, 0.35%*, 2/1/2028, First American Bank (a)	8,500,000	8,500,000
		38,500,000
Tennessee 0.7%
Blount County, TN, Public Building Authority, Local Government Public Improvement, Series C-3-A, 0.3%*, 6/1/2029	9,700,000	9,700,000
Dickson, TN, Redstone Partners Floaters/Residuals Trust, Series B, AMT, 0.47%*, 12/1/2047, Wachovia Bank NA (a)	3,120,000	3,120,000
Selmer/McNairy County, TN, Industrial Development Board Revenue, United Stainless, Inc., AMT, 0.4%*, 12/1/2023, Bank of America NA (a)	8,500,000	8,500,000
		21,320,000
Texas 17.1%
Atascosa County, TX, Industrial Development Corp., Pollution Control Revenue, San Miguel Electric Cooperative, Inc., 0.7%*, 6/30/2020	40,100,000	40,100,000
Austin, TX, Hotel Occupancy Tax Revenue, Series A, 0.33%*, 11/15/2029, Dexia Credit Local (a)	14,625,000	14,625,000
Belton, TX, Independent School District, 1.0%, 8/15/2010	2,440,000	2,445,277
East Texas, Housing Finance, Redstone Partners Floaters/Residuals Trust, Series D, 144A, AMT, 0.47%*, 12/1/2047, Wachovia Bank NA (a)	7,945,000	7,945,000
Harris County, TX, Health Facilities Development Corp., Hospital Revenue, Baylor College of Medicine, Series B, 0.32%*, 11/15/2047, Northern Trust Co. (a)	6,100,000	6,100,000
Houston, TX, RBC Municipal Products, Inc. Trust Certificates, Utility Systems Revenue, Series E-14, 144A, 0.3%*, 5/15/2034, Royal Bank of Canada (a)	24,070,000	24,070,000
Houston, TX, Water & Sewer System Revenue, Series 27TPZ, 144A, 0.3%*, 12/1/2028 (b)	14,435,000	14,435,000
Katy, TX, Independent School Building District, 0.3%*, 8/15/2033	8,700,000	8,700,000
North Texas, Higher Education Authority, Inc., Student Loan Revenue, Series A, AMT, 0.31%*, 12/1/2038, Lloyds TSB Bank PLC (a)	2,600,000	2,600,000
San Antonio, TX, Electric & Gas Revenue, 0.3%, 6/10/2010	20,000,000	20,000,000
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facilities, Northwest Senior Edgemere Project, Series B, 144A, 0.3%*, 11/15/2036, LaSalle Bank NA (a)	9,505,000	9,505,000
Tarrant County, TX, Redstone Partners Floaters/Residuals Trust, Series A, 144A, AMT, 0.47%*, 12/1/2047, Wachovia Bank NA (a)	12,200,000	12,200,000
Texas, A&M University Revenues, Financing Systems, Series C, 2.0%, 5/15/2010	6,620,000	6,624,215
Texas, BB&T Municipal Trust, Series 2008-57, 144A, 0.31%*, 12/1/2019, Branch Banking & Trust (a) (b)	17,300,000	17,300,000
Texas, Capital Area Housing Finance Corp., Cypress Creek at River Apartments, AMT, 0.35%*, 10/1/2039, Citibank NA (a)	11,000,000	11,000,000
Texas, Department of Housing, Series 2008-3022X, 144A, AMT, 0.37%*, 9/1/2032	5,932,000	5,932,000
Texas, North East Independent School District, "A", 144A, 0.31%*, 8/1/2037	8,935,000	8,935,000
Texas, Northside Independent School District, School Building, 1.2%**, Mandatory Put 6/1/2010 @100, 6/1/2037	28,260,000	28,260,000
Texas, RBC Municipal Products, Inc. Trust, Series L-46, 144A, AMT, 0.33%*, 12/1/2034, Royal Bank of Canada (a)	52,995,000	52,995,000
Texas, State Tax & Revenue Anticipation Notes, 2.5%, 8/31/2010	123,500,000	124,349,552
Texas, University of Houston, Series 2008-3315, 144A, 0.3%*, 2/15/2033 (b)	9,335,000	9,335,000
Texas, University of Houston Revenues, 0.27%*, 2/15/2024	2,185,000	2,185,000
Texas, University of Texas Systems Revenue:
Series F, 0.23%, 8/2/2010	29,276,000	29,276,000
Series F, 0.23%, 8/5/2010	30,000,000	30,000,000
Series F, 0.38%, 10/5/2010	9,500,000	9,500,000
Tyler, TX, Independent School District, School Building, Series A, 0.41%*, 2/15/2025	22,000,000	22,000,000
Weslaco, TX, Health Facilities Development, Knapp Medical Center, Series A, 0.55%*, 6/1/2038, Compass Bank (a)	4,775,000	4,775,000
		525,192,044
Utah 0.2%
Utah, Housing Corp., Series 2008-3300, 144A, AMT, 0.37%*, 1/1/2039	5,000,000	5,000,000
Utah, Transportation Authority Revenue, Series 2008-3045X, 144A, 0.3%*, 6/15/2036 (b)	2,500,000	2,500,000
		7,500,000
Virginia 3.0%
Norfolk, VA, Economic Development Authority, Hospital Facilities Revenue, Sentara Healthcare, Series A, 0.23%*, Mandatory Put 5/13/2011 @ 100, 11/1/2034	7,750,000	7,750,000
Virginia, College Building Authority, Educational Facilities Revenue, University of Richmond:
Series B, 0.35%*, Mandatory Put 2/1/2011 @ 100, 2/26/2039	5,000,000	5,000,000
Series A, 0.4%*, Mandatory Put 3/1/2011@ 100, 2/26/2039	20,000,000	20,000,000
Virginia, College Building Authority, Educational Facilities Revenue, University of Richmond Project, 0.29%*, 11/1/2036	5,000,000	5,000,000
Virginia, RBC Municipal Products, Inc. Trust:
Series C-2, 144A, AMT, 0.39%*, 1/1/2014, Royal Bank of Canada (a)	9,325,000	9,325,000
Series C-8, 144A, AMT, 0.39%*, 9/1/2039, Royal Bank of Canada (a)	25,665,000	25,665,000
Virginia, Small Business Financing Authority Revenue, Children's Hospital of the King's Daughters, Inc., 0.31%*, 1/1/2036, Bank of America NA (a)	16,000,000	16,000,000
Winchester, VA, Industrial Development Authority, Residential Care Facility Revenue, Westminster-Cantenbury, Series B, 0.3%*, 1/1/2035, Branch Banking & Trust (a)	2,900,000	2,900,000
		91,640,000
Washington 2.4%
Washington, State General Obligation:
Series 2599, 144A, 0.3%*, 1/1/2016	4,505,000	4,505,000
Series 3087, 144A, 0.3%*, 7/1/2016	5,055,000	5,055,000
Series R-11477, 0.31%*, 7/1/2014 (b)	5,445,000	5,445,000
Series 2010-E, 144A, 2.0%, 2/1/2011	10,325,000	10,461,015
Washington, State Higher Education Facilities Authority Revenue, Seattle University Project, Series A, 0.29%*, 5/1/2028, US Bank NA (a)	8,905,000	8,905,000
Washington, State Housing Finance Commission, Multi-Family Housing Revenue, Vintage at Silverdale LLC, Series A, AMT, 0.35%*, 9/15/2039	2,000,000	2,000,000
Washington, State Housing Finance Commission, Multi-Family Revenue, New Tacoma Apartments Project, 0.3%*, 1/1/2040, Wells Fargo Bank NA (a)	11,400,000	11,400,000
Washington, State Housing Finance Commission, Nonprofit Revenue, St. Thomas School Project, Series B, 0.3%*, 7/1/2036, Bank of America NA (a)	10,695,000	10,695,000
Washington, Tulalip Tribes of The Tulalip Reservation Revenue, Capital Projects, 144A, 0.31%*, 6/1/2019, Wells Fargo Bank NA (a)	16,630,000	16,630,000
		75,096,015
West Virginia 1.8%
West Virginia, Public Energy Authority Revenue, Morgantown Association Project, AMT, 0.45%, 7/1/2017, Dexia Credit Local (a)	48,000,000	48,000,000
West Virginia, State Hospital Finance Authority Revenue, Cabell Huntington Hospital, Series B, 0.29%*, 1/1/2034, Branch Banking & Trust (a)	8,475,000	8,475,000
		56,475,000
Wisconsin 3.4%
Ladysmith, WI, Industrial Development Revenue, Indeck Ladysmith LLC Project, Series A, 0.3%*, 8/1/2027, Wells Fargo Bank NA (a)	10,000,000	10,000,000
Milwaukee, WI, General Obligation:
Series V8, 0.32%*, 2/1/2025	2,700,000	2,700,000
Series R4, 1.5%, 12/15/2010	25,000,000	25,175,439
Plymouth, WI, Industrial Development Revenue, Masters Gallery Foods, Series A, AMT, 0.47%*, 5/1/2038, Wells Fargo Bank NA (a)	5,300,000	5,300,000
Racine, WI, Solid Waste Disposal Revenue, Republic Services Project, 0.3%*, 11/1/2037, JPMorgan Chase Bank (a)	5,000,000	5,000,000
University of Wisconsin, Hospitals & Clinics Authority Revenue, Series A, 0.25%*, 4/1/2032, US Bank NA (a)	100,000	100,000
Wisconsin, Clipper Tax-Exempt Certificates Trust, Certificate of Participation, Series 2009-36, 144A, 0.35%*, 5/1/2020	6,755,000	6,755,000
Wisconsin, State Operating Notes, 2.5%, 6/15/2010	50,000,000	50,123,524
		105,153,963
Wyoming 1.6%
Sweetwater County, WY, Pollution Control Revenue, 0.3%, 7/7/2010	9,275,000	9,275,000
Wyoming, Student Loan Corp. Revenue, Series A-3, AMT, 0.33%*, 12/1/2043, Royal Bank of Canada (a)	40,000,000	40,000,000
		49,275,000
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $3,059,845,993)+	99.5	3,059,845,993
Other Assets and Liabilities, Net	0.5	14,482,932
Net Assets	100.0	3,074,328,925

* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of April 30, 2010.

** These securities are shown at their current rate as of April 30, 2010. Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.

+ The cost for federal income tax purposes was $3,059,845,993.

(a) The security incorporates a letter of credit from the bank listed.

(b) Bond is insured by the following company:

Insurance Coverage	As a % of Total Investment Portfolio
Ambac Financial Group, Inc.	0.6
Assured Guaranty Corp.	2.2
National Public Finance Guarantee Corp.	1.7
Radian Asset Assurance, Inc.	0.3

Many insurers who have traditionally guaranteed payment of municipal issues have been downgraded by the major rating agencies.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax

FSB: Federal Savings Bank

Prerefunded: bonds which are prerefunded are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Fair Value Measurements

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Most securities held by a money market fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of April 30, 2010 in valuing the Portfolio's investments. For information on the Portfolio's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (c)	$ —	$ 3,059,845,993	$ —	$ 3,059,845,993
Total	$ —	$ 3,059,845,993	$ —	$ 3,059,845,993

(c) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Tax-Exempt Portfolio

Statement of Assets and Liabilities as of April 30, 2010
Assets	Tax-Exempt Portfolio
Investments in securities, at value (cost $3,059,845,993)	$ 3,059,845,993
Cash	2,625,476
Receivable for investments sold	5,235,260
Receivable for Portfolio shares sold	762,828
Interest receivable	8,029,942
Due from Advisor	33,131
Other assets	145,659
Total assets	3,076,678,289
Liabilities
Payable for Portfolio shares redeemed	857,613
Distributions payable	41,335
Accrued management fee	195,172
Other accrued expenses and payables	1,255,244
Total liabilities	2,349,364
Net assets, at value	$ 3,074,328,925
Net Assets Consist of
Undistributed net investment income	649,277
Paid-in capital	3,073,679,648
Net assets, at value	$ 3,074,328,925

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of April 30, 2010 (continued)
Net Asset Value	Tax-Exempt Portfolio

Capital Assets Funds Shares

Net Asset Value, offering and redemption price per share ($17,893,752 ÷ 17,888,991 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00

Davidson Cash Equivalent Shares

Net Asset Value, offering and redemption price per share ($79,897,437 ÷ 79,876,423 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00

DWS Tax-Exempt Cash Institutional Shares

Net Asset Value, offering and redemption price per share ($1,725,259,381 ÷ 1,724,954,813 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00

DWS Tax-Exempt Money Fund

Net Asset Value, offering and redemption price per share ($428,296,443 ÷ 428,115,637 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00

DWS Tax-Free Money Fund Class S

Net Asset Value, offering and redemption price per share ($140,543,091 ÷ 140,330,716 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00

Premier Money Market Shares

Net Asset Value, offering and redemption price per share ($29,377,574 ÷ 29,373,667 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00
Service Shares Net Asset Value, offering and redemption price per share ($36,631,426 ÷ 36,615,748 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00

Tax-Exempt Cash Managed Shares

Net Asset Value, offering and redemption price per share ($208,938,861 ÷ 208,891,571 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00

Tax-Free Investment Class

Net Asset Value, offering and redemption price per share ($407,490,960 ÷ 407,433,006 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the year ended April 30, 2010
Investment Income	Tax-Exempt Portfolio
Income: Interest	$ 18,083,767
Expenses: Management fee	2,140,355
Services to shareholders	2,325,421
Administration fee	3,965,947
Custodian fee	123,395
Distribution and service fees	3,932,665
Professional fees	126,587
Trustees' fees and expenses	104,158
Reports to shareholders	274,061
Registration fees	175,433
Temporary guarantee program participation fee	610,785
Other	180,223
Total expenses before expense reductions	13,959,030
Expense reductions	(2,661,832)
Total expenses after expense reductions	11,297,198
Net investment income	6,786,569
Net realized gain (loss) from investments	42,867
Net increase (decrease) in net assets resulting from operations	$ 6,829,436

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets	Tax-Exempt Portfolio
Increase (Decrease) in Net Assets	Years Ended April 30,
	2010	2009
Operations: Net investment income	$ 6,786,569	$ 58,603,310
Net realized gain (loss)	42,867	192,457
Net increase in net assets resulting from operations	6,829,436	58,795,767
Distributions to shareholders from: Net investment income: Capital Assets Funds Shares	(2,046)	(131,190)
Davidson Cash Equivalent Shares	(9,092)	(719,122)
DWS Tax-Exempt Cash Institutional Shares	(5,359,767)	(30,748,714)
DWS Tax-Exempt Money Fund	(1,068,021)	(8,765,409)
DWS Tax-Free Money Fund Class S	(283,931)	(2,574,843)
Premier Money Market Shares	(24,737)	(4,688,219)
Service Shares	(5,804)	(632,154)
Tax-Exempt Cash Managed Shares	(160,260)	(2,987,177)
Tax-Free Investment Class	(198,503)	(7,262,264)
Net realized gains: Capital Assets Funds Shares	(597)	—
Davidson Cash Equivalent Shares	(2,251)	—
DWS Tax-Exempt Cash Institutional Shares	(74,322)	—
DWS Tax-Exempt Money Fund	(13,853)	—
DWS Tax-Free Money Fund Class S	(4,326)	—
Premier Money Market Shares	(782)	—
Service Shares	(1,849)	—
Tax-Exempt Cash Managed Shares	(7,679)	—
Tax-Free Investment Class	(14,341)	—
Total distributions	(7,232,161)	(58,509,092)
Portfolio share transactions: Proceeds from shares sold	11,211,632,894	9,140,219,601
Reinvestment of distributions	5,434,005	48,514,962
Cost of shares redeemed	(11,989,083,579)	(9,257,262,435)
Net increase (decrease) in net assets from Portfolio share transactions	(772,016,680)	(68,527,872)
Increase (decrease) in net assets	(772,419,405)	(68,241,197)
Net assets at beginning of period	3,846,748,330	3,914,989,527
Net assets at end of period (including undistributed net investment income of $649,277 and $1,052,002, respectively)	$ 3,074,328,925	$ 3,846,748,330

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Tax-Exempt Portfolio DWS Tax-Exempt Cash Institutional Shares
Years Ended April 30,	2010	2009	2008	2007	2006
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income (loss) from investment operations: Net investment income	.002	.016	.032	.034	.026
Net realized and unrealized gain (loss)	.000*	.000*	.000*	(.000)*	.000*
Total from investment operations	.002	.016	.032	.034	.026
Less distributions from: Net investment income	(.002)	(.016)	(.032)	(.034)	(.026)
Net realized gains	(.000)*	—	—	—	—
Total distributions	(.002)	(.016)	(.032)	(.034)	(.026)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)	.25	1.58[a]	3.20[a]	3.46[a]	2.64
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1,725	1,770	1,751	1,064	370
Ratio of expenses before expense reductions (%)	.21	.23	.21	.21	.21
Ratio of expenses after expense reductions (%)	.21	.22	.21	.20	.21
Ratio of net investment income (%)	.24	1.56	3.12	3.42	2.61
[a] Total return would have been lower had certain expenses not been reduced. * Amount is less than $.0005.
Tax-Exempt Portfolio Tax-Exempt Cash Managed Shares
Years Ended April 30,	2010	2009	2008	2007	2006
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income (loss) from investment operations: Net investment income	.001	.013	.030	.032	.024
Net realized and unrealized gain (loss)	.000*	.000*	.000*	(.000)*	.000*
Total from investment operations	.001	.013	.030	.032	.024
Less distributions from: Net investment income	(.001)	(.013)	(.030)	(.032)	(.024)
Net realized gains	(.000)*	—	—	—	—
Total distributions	(.001)	(.013)	(.030)	(.032)	(.024)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)	.07[a]	1.36	2.99[a]	3.24[a]	2.41
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	209	193	250	225	248
Ratio of expenses before expense reductions (%)	.44	.45	.42	.43	.43
Ratio of expenses after expense reductions (%)	.39	.45	.41	.42	.43
Ratio of net investment income (%)	.06	1.34	2.91	3.19	2.39
[a] Total return would have been lower had certain expenses not been reduced. * Amount is less than $.0005.

Notes to Financial Statements

1. Organization and Significant Accounting Policies

Cash Account Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment management company organized as a Massachusetts business trust.

The Trust offers three portfolios: Money Market Portfolio, Government & Agency Securities Portfolio and Tax-Exempt Portfolio. These financial statements report on Tax-Exempt Portfolio (the "Portfolio").

Tax-Exempt Portfolio offers nine classes of shares: Capital Assets Funds Shares, Davidson Cash Equivalent Shares, DWS Tax-Exempt Cash Institutional Shares, DWS Tax-Exempt Money Fund, DWS Tax-Free Money Fund Class S, Premier Money Market Shares, Service Shares, Tax-Exempt Cash Managed Shares and Tax-Free Investment Class.

The financial highlights for all classes of shares, other than DWS Tax-Exempt Cash Institutional Shares and Tax-Exempt Cash Managed Shares, are provided separately and are available upon request.

The Portfolio's investment income, realized and unrealized gains and losses, and certain Portfolio-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of the Portfolio, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Portfolio in the preparation of its financial statements.

Security Valuation. Portfolio securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium.

Federal Income Taxes. The Portfolio's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders.

The Portfolio has reviewed the tax positions for the open tax years as of April 30, 2010 and has determined that no provision for income tax is required in the Portfolio's financial statements. The Portfolio's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income. Net investment income of the Portfolio is declared as a daily dividend and is distributed to shareholders monthly. The Portfolio may take into account capital gains and losses in its daily dividend declarations. The Portfolio may also make additional distributions for tax purposes if necessary.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Portfolio.

At April 30, 2010, the Portfolio's components of distributable earnings on a tax-basis are as follows:

Undistributed tax-exempt income*	$ 690,612

In addition, during the years ended April 30, 2010 and April 30, 2009, the tax character of distributions paid to shareholders by the Portfolio is summarized as follows:

Years Ended April 30,
	2010	2009
Distributions from tax-exempt income	$ 7,108,695	$ 58,316,635
Distributions from ordinary income*	$ 92,741	$ 144,235
Distributions from long-term capital gains	$ 30,725	$ 48,222

* For tax purposes, short-term capital gains distributions are considered ordinary income distributions.

Expenses. Expenses of the Trust arising in connection with a specific Portfolio are allocated to that Portfolio. Other Trust expenses which cannot be directly attributed to a Portfolio are apportioned pro rata on the basis of relative net assets among the Portfolios in the Trust.

Contingencies. In the normal course of business, the Portfolio may enter into contracts with service providers that contain general indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet been made. However, based on experience, the Portfolio expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes.

2. Related Parties

Management Agreement. Under an Amended and Restated Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Portfolio in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Portfolio.

In addition, the Portfolio pays a monthly management fee based on the combined average daily net assets of the Portfolios and allocated to each Portfolio based on relative net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $500 million of the Portfolios' combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%

Accordingly, for the year ended April 30, 2010, the Portfolio incurred a management fee equivalent to the following annual effective rate of the Portfolio's average daily net assets:

Annual Effective Rate
Tax-Exempt Portfolio	.05%

For the period from May 1, 2009 through September 30, 2010, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the DWS Tax-Exempt Cash Institutional Shares to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.20%.

The Advisor also has agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes' annual reports that are provided separately and are available upon request.

In addition, the Advisor has agreed to voluntarily waive additional expenses. The waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses on Tax-Exempt Cash Managed Shares.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Portfolio. For all services provided under the Administrative Services Agreement, the Portfolio pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Portfolio's average daily net assets, computed and accrued daily and payable monthly. For the year ended April 30, 2010, the Administration Fee was as follows:

	Administration Fee	Unpaid at April 30, 2010
Tax-Exempt Portfolio	$ 3,965,947	$ 276,903

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Portfolio. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Portfolio. For the year ended April 30, 2010, the amounts charged to the Portfolio by DISC were as follows:

Tax-Exempt Portfolio:	Total Aggregated	Unpaid at April 30, 2010
Capital Assets Funds Shares	$ 51,172	$ 15,684
Davidson Cash Equivalent Shares	115,378	40,713
DWS Tax-Exempt Cash Institutional Shares	297,437	90,683
DWS Tax-Exempt Money Fund	173,925	55,416
DWS Tax-Free Money Fund Class S	112,301	33,141
Premier Money Market Shares	553,196	29,100
Service Shares	148,589	39,596
Tax-Exempt Cash Managed Shares	226,292	94,261
Tax-Free Investment Class	414,401	132,536

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DWS Investments Distributors, Inc. ("DIDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee"), calculated as a percentage of average daily net assets for the shares listed in the following table.

For the year ended April 30, 2010, the Distribution Fee was as follows:

Tax-Exempt Portfolio:	Distribution Fee	Waived	Unpaid at April 30, 2010	Annual Effective Rate	Contractual Rate (Up To)
Capital Assets Funds Shares	$ 66,764	$ 66,764	$ —	.00%	.33%
Davidson Cash Equivalent Shares	230,755	230,755	—	.00%	.30%
Premier Money Market Shares	547,276	547,276	—	.00%	.25%
Service Shares	348,913	345,482	—	.01%	.60%
Tax-Free Investment Class	1,224,169	856,973	—	.07%	.25%

In addition, DIDI provides information and administrative services for a fee ("Service Fee") for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.

For the year ended April 30, 2010, the Service Fee was as follows:

Tax-Exempt Portfolio:	Service Fee	Waived	Unpaid at April 30, 2010	Annual Effective Rate	Contractual Rate (Up To)
Capital Assets Funds Shares	$ 50,579	$ 49,394	$ —	.01%	.25%
Davidson Cash Equivalent Shares	192,296	125,947	391.09%		.25%
Premier Money Market Shares	547,276	313,404	—	.11%	.25%
Tax-Exempt Cash Managed Shares	381,870	125,641	19,047.10%		.15%
Tax-Free Investment Class	342,767	—	24,003.07%		.25%

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Portfolio. For the year ended April 30, 2010, the amount charged to the Portfolio by DIMA included in the Statement of Operations under "reports to shareholders" was as follows:

	Total Aggregated	Unpaid at April 30, 2010
Tax-Exempt Portfolio	$ 106,418	$ 39,847

Trustees' Fees and Expenses. The Portfolio paid each Trustee not affiliated with the Advisor retainer fees plus specified amounts for various committee services and for the Board Chairperson.

3. Fee Reductions

The Tax-Exempt Portfolio has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolio's custodian expenses. During the year ended April 30, 2010, the Portfolio's custodian fee was reduced as follows:

Custody Credits
Tax-Exempt Portfolio	$ 196

4. Concentration of Ownership

From time to time, the Portfolio may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Portfolio.

At April 30, 2010, one shareholder held approximately 35% of the outstanding shares of the Tax-Exempt Portfolio.

5. Line of Credit

The Portfolio and other affiliated funds (the "Participants") share in a $450 million revolving credit facility provided by a syndication of banks. The Portfolio may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus, if LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement.

6. Share Transactions

The following table summarizes share and dollar activity in the Portfolio:

Tax-Exempt Portfolio

	Year Ended April 30, 2010		Year Ended April 30, 2009
	Shares	Dollars	Shares	Dollars
Shares sold
Capital Assets Funds Shares	49,394,797	$ 49,394,797	79,493,892	$ 79,493,892
Davidson Cash Equivalent Shares	140,991,927	140,991,927	151,063,774	151,063,774
DWS Tax-Exempt Cash Institutional Shares	9,545,076,388	9,545,076,388	6,186,309,066	6,186,309,066
DWS Tax-Exempt Money Fund	183,055,619	183,055,619	338,176,298	338,176,298
DWS Tax-Free Money Fund Class S	39,784,180	39,784,180	84,159,884	84,159,884
Premier Money Market Shares	109,396,548	109,396,548	660,659,717	660,659,717
Service Shares	277,971,196	277,971,196	290,159,727	290,159,727
Tax-Exempt Cash Managed Shares	471,983,176	471,983,176	424,013,253	424,013,253
Tax-Free Investment Class	393,979,063	393,979,063	926,183,990	926,183,990
		$ 11,211,632,894		$ 9,140,219,601
Shares issued to shareholders in reinvestment of distributions
Capital Assets Funds Shares	2,653	$ 2,653	131,190	$ 131,190
Davidson Cash Equivalent Shares	11,387	11,387	719,122	719,122
DWS Tax-Exempt Cash Institutional Shares	3,842,512	3,842,512	24,227,076	24,227,076
DWS Tax-Exempt Money Fund	1,065,790	1,065,790	8,598,632	8,598,632
DWS Tax-Free Money Fund Class S	270,634	270,634	2,354,231	2,354,231
Premier Money Market Shares	23,773	23,773	4,686,316	4,686,316
Service Shares	7,673	7,673	631,996	631,996
Tax-Exempt Cash Managed Shares	886	886	7,108	7,108
Tax-Free Investment Class	208,697	208,697	7,159,291	7,159,291
		$ 5,434,005		$ 48,514,962
Shares redeemed
Capital Assets Funds Shares	(57,387,875)	$ (57,387,875)	(70,653,607)	$ (70,653,607)
Davidson Cash Equivalent Shares	(128,403,019)	(128,403,019)	(159,294,305)	(159,294,305)
DWS Tax-Exempt Cash Institutional Shares	(9,593,718,982)	(9,593,718,982)	(6,191,135,664)	(6,191,135,664)
DWS Tax-Exempt Money Fund	(258,965,066)	(258,965,066)	(429,364,999)	(429,364,999)
DWS Tax-Free Money Fund Class S	(63,795,223)	(63,795,223)	(89,363,582)	(89,363,582)
Premier Money Market Shares	(571,302,157)	(571,302,157)	(595,742,429)	(595,742,429)
Service Shares	(303,098,913)	(303,098,913)	(305,003,326)	(305,003,326)
Tax-Exempt Cash Managed Shares	(455,851,093)	(455,851,093)	(481,653,287)	(481,653,287)
Tax-Free Investment Class	(556,561,251)	(556,561,251)	(935,051,236)	(935,051,236)
		$ (11,989,083,579)		$ (9,257,262,435)
Net increase (decrease)
Capital Assets Funds Shares	(7,990,425)	$ (7,990,425)	8,971,475	$ 8,971,475
Davidson Cash Equivalent Shares	12,600,295	12,600,295	(7,511,409)	(7,511,409)
DWS Tax-Exempt Cash Institutional Shares	(44,800,082)	(44,800,082)	19,400,478	19,400,478
DWS Tax-Exempt Money Fund	(74,843,657)	(74,843,657)	(82,590,069)	(82,590,069)
DWS Tax-Free Money Fund Class S	(23,740,409)	(23,740,409)	(2,849,467)	(2,849,467)
Premier Money Market Shares	(461,881,836)	(461,881,836)	69,603,604	69,603,604
Service Shares	(25,120,044)	(25,120,044)	(14,211,603)	(14,211,603)
Tax-Exempt Cash Managed Shares	16,132,969	16,132,969	(57,632,926)	(57,632,926)
Tax-Free Investment Class	(162,373,491)	(162,373,491)	(1,707,955)	(1,707,955)
		$ (772,016,680)		$ (68,527,872)

7. Participation in the Treasury's Temporary Guarantee Program

The Portfolio participated in the Temporary Guarantee Program for Money Market Funds (the "Program") established by the U.S. Department of the Treasury (the "Treasury"). The Program was teminated on September 18, 2009.

The Portfolio paid the expenses of participating in the Program. The expense was determined by the product of (i) the number of shares outstanding of each class as of September 19, 2008 valued at $1.00; and (ii) the applicable Program participation fee rate, which was based upon the market-based net asset value outstanding of each share class as of September 19, 2008. For the initial period ending December 18, 2008, the Program participation fee was equal to 0.010%. For the coverage under the Program beginning on December 19, 2008 and ending on April 30, 2009, the Program participation fee was equal to 0.015%. For the coverage under the Program beginning on May 1, 2009 and ending September 18, 2009, the Program participation fee was equal to 0.015%. This expense was being amortized over the length of the participation in the Program and is included in "Temporary guarantee program participation fee" on the Statement of Operations. For the period from May 1, 2009 through September 18, 2009, the Portfolio accrued $610,785. This expense was born by the Portfolio without regard to any expense limitation currently in effect for the Portfolio.

Neither the Portfolio nor Deutsche Investment Management Americas Inc., the Portfolio's investment advisor, are in any manner approved, endorsed, sponsored or authorized by the Treasury.

8. Review for Subsequent Events

Management has evaluated the events and transactions subsequent to year end through the date the financial statements were available to be issued, and has determined that there were no material events that would require disclosure in the Portfolio's financial statements.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of Cash Account Trust:

We have audited the accompanying statement of assets and liabilities of the Tax-Exempt Portfolio (the "Portfolio"), one of the portfolios constituting Cash Account Trust (the "Trust"), including the investment portfolio, as of April 30, 2010, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2010, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Tax-Exempt Portfolio of Cash Account Trust at April 30, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts June 24, 2010

Tax Information (Unaudited)

Of the dividends paid from net investment income for the taxable year ended April 30, 2010, 100% are designated as exempt interest dividends for federal income tax purposes.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 621-1048.

Summary of Management Fee Evaluation by Independent Fee Consultant

October 9, 2009, As Revised November 20, 2009

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds (formerly the DWS Scudder Funds). My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2009, including my qualifications, the evaluation process for each of the DWS Funds, consideration of certain complex-level factors, and my conclusions. I served in substantially the same capacity in 2007 and 2008.

Qualifications

For more than 35 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past ten years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds and serve in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 124 publicly offered Fund portfolios in the DWS Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper, Strategic Insight, and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Fund. These similar products included the other DWS Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fall-out" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Funds are reasonable.

Thomas H. Mack

Board Members and Officers

The following table presents certain information regarding the Board Members and Officers of the Trust as of April 30, 2010. Each Board Member's year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity; and (ii) the address of each Independent Board Member is c/o Paul K. Freeman, Independent Chairman, DWS Funds, PO Box 101833, Denver, CO 80250-1833. Except as otherwise noted below, the term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the fund. Because the fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period. The Board Members may also serve in similar capacities with other funds in the fund complex. The Length of Time Served represents the year in which the Board Member joined the board of one or more DWS funds now overseen by the Board.

Independent Board Members
Name, Year of Birth, Position with the Fund and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen
Paul K. Freeman (1950) Chairperson since 2009 Board Member since 1993	Consultant, World Bank/Inter-American Development Bank; Governing Council of the Independent Directors Council (governance, education committees); formerly, Project Leader, International Institute for Applied Systems Analysis (1998-2001); Chief Executive Officer, The Eric Group, Inc. (environmental insurance) (1986-1998)	126
John W. Ballantine (1946) Board Member since 1999	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996-1998); Executive Vice President and Head of International Banking (1995-1996). Directorships: Healthways, Inc. (provider of disease and care management services); Portland General Electric (utility company); Stockwell Capital Investments PLC (private equity). Former Directorships: First Oak Brook Bancshares, Inc. and Oak Brook Bank; Prisma Energy International	126
Henry P. Becton, Jr. (1943) Board Member since 1990	Vice Chair and former President, WGBH Educational Foundation. Directorships: Association of Public Television Stations; Lead Director, Becton Dickinson and Company[3] (medical technology company); Lead Director, Belo Corporation[3] (media company); Public Radio International; Public Radio Exchange (PRX); The PBS Foundation. Former Directorships: Boston Museum of Science; American Public Television; Concord Academy; New England Aquarium; Mass. Corporation for Educational Telecommunications; Committee for Economic Development; Public Broadcasting Service	126
Dawn-Marie Driscoll (1946) Board Member since 1987

President, Driscoll Associates (consulting firm); Executive Fellow, Center for Business Ethics, Bentley University; formerly, Partner, Palmer & Dodge (1988-1990); Vice President of Corporate Affairs and General Counsel, Filene's (1978-1988). Directorships: Trustee of 20 open-end mutual funds managed by Sun Capital Advisers, Inc. (since 2007); Director of ICI Mutual Insurance Company (since 2007); Advisory Board, Center for Business Ethics, Bentley University; Trustee, Southwest Florida Community Foundation (charitable organization). Former Directorships: Investment Company Institute (audit, executive, nominating committees) and Independent Directors Council (governance, executive committees)

		126
Keith R. Fox (1954) Board Member since 1996	Managing General Partner, Exeter Capital Partners (a series of private investment funds). Directorships: Progressive Holding Corporation (kitchen goods importer and distributor); Box Top Media Inc. (advertising); The Kennel Shop (retailer); former Chairman, National Association of Small Business Investment Companies	126
Kenneth C. Froewiss (1945) Board Member since 2001	Adjunct Professor of Finance, NYU Stern School of Business (September 2009-present; Clinical Professor from 1997-September 2009); Member, Finance Committee, Association for Asian Studies (2002-present); Director, Mitsui Sumitomo Insurance Group (US) (2004-present); prior thereto, Managing Director, J.P. Morgan (investment banking firm) (until 1996)	126
Richard J. Herring (1946) Board Member since 1990	Jacob Safra Professor of International Banking and Professor, Finance Department, The Wharton School, University of Pennsylvania (since July 1972); Co-Director, Wharton Financial Institutions Center (since July 2000); Director, Japan Equity Fund, Inc. (since September 2007), Thai Capital Fund, Inc. (since September 2007), Singapore Fund, Inc. (since September 2007). Formerly, Vice Dean and Director, Wharton Undergraduate Division (July 1995-June 2000); Director, Lauder Institute of International Management Studies (July 2000-June 2006)	126
William McClayton (1944) Board Member since 2004	Private equity investor (since October 2009); previously, Managing Director, Diamond Management & Technology Consultants, Inc. (global consulting firm) (2001-2009); Directorship: Board of Managers, YMCA of Metropolitan Chicago; formerly: Senior Partner, Arthur Andersen LLP (accounting) (1966-2001); Trustee, Ravinia Festival	126
Rebecca W. Rimel (1951) Board Member since 1995

President and Chief Executive Officer, The Pew Charitable Trusts (charitable organization) (1994 to present); Trustee, Thomas Jefferson Foundation (charitable organization) (1994 to present); Trustee, Executive Committee, Philadelphia Chamber of Commerce (2001-2007); Trustee, Pro Publica (2007-present) (charitable organization); Director, CardioNet, Inc.[2] (2009-present) (health care). Formerly, Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983-2004); Board Member, Investor Education (charitable organization) (2004-2005); Director, Viasys Health Care[2] (January 2007-June 2007)

		126
William N. Searcy, Jr. (1946) Board Member since 1993	Private investor since October 2003; Trustee of 20 open-end mutual funds managed by Sun Capital Advisers, Inc. (since October 1998). Formerly, Pension & Savings Trust Officer, Sprint Corporation[2] (telecommunications) (November 1989-September 2003)	126
Jean Gleason Stromberg (1943) Board Member since 1997	Retired. Formerly, Consultant (1997-2001); Director, Financial Markets US Government Accountability Office (1996-1997); Partner, Fulbright & Jaworski, L.L.P. (law firm) (1978-1996). Directorships: The William and Flora Hewlett Foundation; Business Leadership Council, Wellesley College. Former Directorships: Service Source, Inc., Mutual Fund Directors Forum (2002-2004), American Bar Retirement Association (funding vehicle for retirement plans) (1987-1990 and 1994-1996)	126
Robert H. Wadsworth (1940) Board Member since 1999	President, Robert H. Wadsworth & Associates, Inc. (consulting firm) (1983 to present); Director, The Phoenix Boys Choir Association	129
Interested Board Member and Officer[4]
Name, Year of Birth, Position with the Trust/ Corporation and Length of Time Served[1,5]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen
Ingo Gefeke[7] (1967) Board Member since 2010 Executive Vice President since 2010

Managing Director[3], Deutsche Asset Management; Global Head of Distribution and Product Management, DWS Global Head of Trading and Securities Lending. Member of the Board of Directors of DWS Investment GmbH Frankfurt (since July 2009) and DWS Holding & Service GmbH Frankfurt (since January 2010); formerly, Global Chief Administrative Officer, Deutsche Asset Management (2004-2009); Global Chief Operating Officer, Global Transaction Banking, Deutsche Bank AG, New York (2001-2004); Chief Operating Officer, Global Banking Division Americas, Deutsche Bank AG, New York (1999-2001); Central Management, Global Banking Services, Deutsche Bank AG, Frankfurt (1998-1999); Relationship Management, Deutsche Bank AG, Tokyo, Japan (1997-1998)

58
Officers[4]
Name, Year of Birth, Position with the Fund and Length of Time Served[5]	Principal Occupation(s) During Past 5 Years and Other Directorships Held
Michael G. Clark[6] (1965) President, 2006-present

Managing Director[3], Deutsche Asset Management (2006-present); President of DWS family of funds; Director, ICI Mutual Insurance Company (since October 2007); formerly, Director of Fund Board Relations (2004-2006) and Director of Product Development (2000-2004), Merrill Lynch Investment Managers; Senior Vice President Operations, Merrill Lynch Asset Management (1999-2000)

John Millette[8] (1962) Vice President and Secretary, 1999-present	Director[3], Deutsche Asset Management
Paul H. Schubert[6] (1963) Chief Financial Officer, 2004-present Treasurer, 2005-present

Managing Director[3], Deutsche Asset Management (since July 2004); formerly, Executive Director, Head of Mutual Fund Services and Treasurer for UBS Family of Funds (1998-2004); Vice President and Director of Mutual Fund Finance at UBS Global Asset Management (1994-1998)

Caroline Pearson[8,11] (1962) Chief Legal Officer since April 2010	Managing Director[3], Deutsche Asset Management; formerly, Assistant Secretary for DWS family of funds (1997-2010)
Rita Rubin[9] (1970) Assistant Secretary, 2009-present

Vice President and Counsel, Deutsche Asset Management (since October 2007); formerly, Vice President, Morgan Stanley Investment Management (2004-2007); Attorney, Shearman & Sterling LLP (2004); Director and Associate General Counsel, UBS Global Asset Management (US) Inc. (2001-2004)

Paul Antosca[8] (1957) Assistant Treasurer, 2007-present	Director[3], Deutsche Asset Management (since 2006); Vice President, The Manufacturers Life Insurance Company (U.S.A.) (1990-2006)
Jack Clark[8] (1967) Assistant Treasurer, 2007-present	Director[3], Deutsche Asset Management (since 2007); formerly, Vice President, State Street Corporation (2002-2007)
Diane Kenneally[8] (1966) Assistant Treasurer, 2007-present	Director[3], Deutsche Asset Management
John Caruso[10] (1965) Anti-Money Laundering Compliance Officer, 2010-present	Managing Director[3], Deutsche Asset Management
Robert Kloby[9] (1962) Chief Compliance Officer, 2006-present	Managing Director[3], Deutsche Asset Management

1 The length of time served represents the year in which the Board Member joined the board of one or more DWS funds currently overseen by the Board.

2 A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.

3 Executive title, not a board directorship.

4 As a result of their respective positions held with the Advisor, these individuals are considered "interested persons" of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the fund.

5 The length of time served represents the year in which the officer was first elected in such capacity for one or more DWS funds.

6 Address: 345 Park Avenue, New York, New York 10154.

7 The mailing address of Mr. Gefeke is 345 Park Avenue, New York, New York 10154. In addition, Mr. Gefeke is an interested Board Member of certain DWS funds by virtue of his positions with Deutsche Asset Management. As an interested person, Mr. Gefeke receives no compensation from the fund.

8 Address: One Beacon Street, Boston, MA 02108.

9 Address: 280 Park Avenue, New York, New York 10017.

10 Address: 60 Wall Street, New York, New York 10005.

11 Effective April 23, 2010, J. Christopher Jackson resigned as Chief Legal Officer, and Caroline Pearson was appointed as Chief Legal Officer.

The fund's Statement of Additional Information ("SAI") includes additional information about the Board Members. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: (800) 621-1048.

Notes

Notes

ITEM 2.	CODE OF ETHICS

As of the end of the period, April 30, 2010, Tax-Exempt Portfolio (DWS Tax-Exempt Cash Institutional Shares, Tax-Exempt Cash Managed Shares) has a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Principal Executive Officer and Principal Financial Officer.

There have been no amendments to, or waivers from, a provision of the code of ethics during the period covered by this report that would require disclosure under Item 2.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

The fund’s audit committee is comprised solely of trustees who are "independent" (as such term has been defined by the Securities and Exchange Commission ("SEC") in regulations implementing Section 407 of the Sarbanes-Oxley Act (the "Regulations")). The fund’s Board of Trustees has determined that there are several "audit committee financial experts" (as such term has been defined by the Regulations) serving on the fund’s audit committee including Mr. William McClayton, the chair of the fund’s audit committee. An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933 and the designation or identification of a person as an “audit committee financial expert” does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

CASH ACCOUNT TRUST- TAX-EXEMPT PORTFOLIO

FORM N-CSR DISCLOSURE RE: AUDIT FEES

The following table shows the amount of fees that Ernst & Young LLP (“E&Y”), the Fund’s Independent Registered Public Accountant, billed to the Fund during the Fund’s last two fiscal years. The Audit Committee approved in advance all audit services and non-audit services that E&Y provided to the Fund.

Services that the Fund’s Independent Registered Public Accountant Billed to the Fund

Fiscal Year Ended April 30,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2010	$82,898	$0	$9,612	$0
2009	$89,390	$0	$6,729	$0

The above "Tax Fees" were billed for professional services rendered for tax return preparation.

Services that the Fund’s Independent Registered Public Accountant Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by E&Y to Deutsche Investment Management Americas, Inc. (“DIMA” or the “Adviser”), and any entity controlling, controlled by or under common control with DIMA (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year Ended April 30,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2010	$0	$315,930	$0
2009	$0	$524,500	$0

The above “Tax Fees” were billed in connection with tax compliance services and agreed upon procedures.

Non-Audit Services

The following table shows the amount of fees that E&Y billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that E&Y provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from E&Y about any non-audit services that E&Y rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating E&Y’s independence.

Fiscal Year Ended April 30,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2010	$9,612	$315,930	$625,859	$951,401
2009	$6,729	$524,500	$1,248,247	$1,779,476

All other engagement fees were billed for services in connection with internal control reviews, agreed upon procedures and tax compliance for DIMA and other related entities that provide support for the operations of the Fund.

Audit Committee Pre-Approval Policies and Procedures. Generally, each Fund’s Audit Committee must pre approve (i) all services to be performed for a Fund by a Fund’s Independent Registered Public Accounting Firm and (ii) all non-audit services to be performed by a Fund’s Independent Registered Public Accounting Firm for the DIMA Entities with respect to operations and financial reporting of the Fund, except that the Chairperson or Vice Chairperson of each Fund’s Audit Committee may grant the pre-approval for non-audit services described in items (i) and (ii) above for non-prohibited services for engagements of less than $100,000. All such delegated pre approvals shall be presented to each Fund’s Audit Committee no later than the next Audit Committee meeting.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

According to the registrant’s principal Independent Registered Public Accounting Firm, all of the principal Independent Registered Public Accounting Firm's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal Independent Registered Public Accounting Firm.

***

In connection with the audit of the 2009 and 2010 financial statements, the Fund entered into an engagement letter with E&Y. The terms of the engagement letter required by E&Y, and agreed to by the Audit Committee, include provisions in which the parties consent to the sole jurisdiction of federal courts in New York, Boston or the Northern District of Illinois, as well as a waiver of right to a trial by jury and an exclusion of punitive damages.

***

E&Y advised the Fund’s Audit Committee that E&Y had identified three matters that it determined to be inconsistent with the SEC’s auditor independence rules.

First, E&Y advised the Fund’s Audit Committee that, in 2007 and 2008, Deutsche Bank AG (“DB”) provided standard overdraft protection on a depository account to the E&Y member firm in India (“E&Y India”). DB is within the “Investment Company Complex” (as defined by SEC rules) and therefore covered by the SEC auditor independence rules applicable to the Fund. E&Y advised the Audit Committee that E&Y India utilized this arrangement twice in 2007; therefore, the arrangement constituted a lending type arrangement in violation of Rule 2-01(c)(1)(ii)(A) of Regulation S-X as described above. E&Y advised the Audit Committee that E&Y believes its independence has not been impacted as it relates to the audit of the Fund. In reaching this conclusion, E&Y noted a number of factors, including that the arrangement did not create a mutual or conflicting interest between E&Y and the Fund and that the arrangement did not involve the Fund, but rather affiliates of the Fund in the Investment Company Complex. E&Y informed the Audit Committee that E&Y India has cancelled the overdraft arrangement.

Second, E&Y advised the Fund’s Audit Committee that, in 2008, an E&Y professional purchased interests in a fund sponsored by a subsidiary of Deutsche Bank AG that is not audited by E&Y. Subsequent to the purchase, the E&Y professional became a Covered Person (as defined by SEC rules) of the Fund as a result of providing non-audit services to a DB entity within the Investment Company Complex. E&Y informed the Audit Committee that this investment constituted an investment in an affiliate of an audit client in violation of the Rule 2-01(c)(1) of Regulation S-X. E&Y advised the Audit Committee that E&Y believes its independence has not been impacted as it relates to the audit of the Fund. In reaching this conclusion, E&Y noted a number of factors, including that the E&Y professional did not have any financial interest in the Fund and was not involved with the provision of audit services to the Fund. E&Y informed the Audit Committee that the E&Y professional no longer provides any services to any entity within the Investment Company Complex and is no longer deemed to be a Covered Person with respect to the Fund.

Finally, E&Y advised the Fund’s Audit Committee that, in 2008, an E&Y professional whose spouse owned interests in two DWS Funds that are not audited by E&Y, became a Covered Person of the Fund as a result of providing attest services to a DB entity within the Investment Company Complex. E&Y informed the Audit Committee that this investment constituted an investment in an affiliate of an audit client in violation of the Rule 2-01(c)(1) of Regulation S-X. E&Y advised the Audit Committee that E&Y believes its independence has not been impacted as it relates to the audit of the Fund. In reaching this conclusion, E&Y noted a number of factors, including that the E&Y professional did not have any financial interest in the Fund and was not involved with the provision of audit services to the Fund. E&Y informed the Audit Committee that the E&Y professional no longer provides any services to any entity within the Investment Company Complex and is no longer deemed to be a Covered Person with respect to the Fund.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not Applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Paul K. Freeman, Independent Chairman, DWS Funds, P.O. Box 101833, Denver, CO 80250-1833.

ITEM 11.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSR Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Tax-Exempt Portfolio (DWS Tax-Exempt Cash Institutional Shares, Tax-Exempt Cash Managed Shares), a series of Cash Account Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	June 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	Tax-Exempt Portfolio (DWS Tax-Exempt Cash Institutional Shares, Tax-Exempt Cash Managed Shares), a series of Cash Account Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	June 29, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	June 29, 2010